FORM N-23C-1
                                   STATEMENT BY REGISTERED CLOSED-END
                         INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                    SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH


REPORT FOR CALENDAR MONTH ENDING: November 1996
NAME OF REGISTERED CLOSED-END INVESTMENT COMPANY:  Putnam Premier Income Trust


Date of      Identification   Number of   Price Per   Approximate Asset Value    Name of Seller or
Each         of Security      Shares      Share       or Approximate Asset       of Seller's Broker
Transaction                   Purchased               Coverage per Share at
                                                      Time of Purchase
11/27/96     746853100        60,000      7.870       8.87                       Smith Barney






                                                      PUTNAM PREMIER INCOME
TRUST
                                                      Name of Registrant

                                                      By: /s/ Charles E. Porter
                                                      Title: Executive Vice
President
                                                      Date: December 3, 1996